Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Summary of estimated useful lives of property plant and equipment	The estimated useful lives per category are as follows:

Furniture and fixtures	10 years
Building improvements	10 years
Office equipment	5 years